Short-Term Debt and Credit Agreements (Commercial Paper, Bank Loans and Letters of Credit Outstanding) (Detail) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Facility Limit		$ 5,500,000,000	$ 5,500,000,000
Outstanding Commercial Paper	[1]	3,298,000,000	3,155,000,000
Outstanding Letters of Credit		76,000,000	85,000,000
Facility Capacity Available		2,126,000,000	2,260,000,000
Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	[2]	1,500,000,000	1,500,000,000
Outstanding Commercial Paper	[3]	629,000,000	460,000,000
Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	[4]	5,500,000,000	5,500,000,000
Outstanding Commercial Paper	[5]	542,000,000	65,000,000
Outstanding Letters of Credit			1,000,000
Credit Facility 5 Billion
Line of Credit Facility [Line Items]
Facility Limit	[6]	5,000,000,000	5,000,000,000
Outstanding Commercial Paper	[1],[6]	3,298,000,000	3,155,000,000
Facility Capacity Available	[6]	1,702,000,000	1,845,000,000
Credit Facility 5 Billion | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	[4]	5,000,000,000	5,000,000,000
Outstanding Commercial Paper	[4],[5]	542,000,000	65,000,000
Credit Facility 500 Million
Line of Credit Facility [Line Items]
Facility Limit	[6]	500,000,000	500,000,000
Outstanding Letters of Credit	[6]	76,000,000	85,000,000
Facility Capacity Available	[6]	424,000,000	415,000,000
Credit Facility 500 Million | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	[2]	500,000,000	500,000,000
Credit Facility 500 Million | Virginia Electric and Power Company
Line of Credit Facility [Line Items]
Facility Limit	[4]	500,000,000	500,000,000
Outstanding Letters of Credit	[4]		1,000,000
Credit Facility 1 Billion | Dominion Energy Gas Holdings, LLC
Line of Credit Facility [Line Items]
Facility Limit	[2]	1,000,000,000	1,000,000,000
Outstanding Commercial Paper	[2],[3]	$ 629,000,000	$ 460,000,000

[1]	The weighted-average interest rates of the outstanding commercial paper supported by Dominion Energy's credit facilities were 1.61% and 1.05% at December 31, 2017 and 2016, respectively.
[2]	A maximum of a combined $1.5 billion of the facilities is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers Dominion Energy, Virginia Power and Questar Gas. Sub-limits for Dominion Energy Gas are set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2017, the sub-limit for Dominion Energy Gas was an aggregate $500 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. These credit facilities mature in April 2020 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit, whichever is less) of letters of credit.
[3]	The weighted-average interest rate of the outstanding commercial paper supported by these credit facilities was 1.57% and 1.00% at December 31, 2017 and 2016, respectively.
[4]	The full amount of the facilities is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Dominion Energy Gas and Questar Gas. Sub-limits for Virginia Power are set within the facility limit but can be changed at the option of the Companies multiple times per year. At December 31, 2017, the sub-limit for Virginia Power was an aggregate $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. These facilities mature in April 2020, and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.
[5]	The weighted-average interest rates of the outstanding commercial paper supported by these credit facilities were 1.65% and 0.97% at December 31, 2017 and 2016, respectively.
[6]	These credit facilities mature in April 2020, and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.